Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per of ordinary share:

	For the Three Months Ended March 31, 2022		For the Three Months Ended March 31, 2021
	Class A ordinary shares subject to possible redemption	Non- redeemable ordinary shares	Class A ordinary shares subject to possible redemption	Non- redeemable ordinary shares
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(1,795,949)	$(507,355)	$(261,798)	$(262,125)
Denominator:
Basic and diluted weighted average ordinary share outstanding	32,000,000	9,040,000	7,466,667	7,476,000

Basic and diluted net loss per ordinary share	$(0.06)	$(0.06)	$(0.04)	$(0.04)